Employee benefits (Details 2) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Employee benefits [Line Items]
Benefits paid by the plan	$ (16,772)	$ (17,049)	$ (9,457)
Service cost	28,084	28,968	29,604
Interest cost	18,166	16,828	9,207
Actuarial (gains) losses recognized in other comprehensive income	(30,136)	(3,919)	(9,939)
Present value of defined benefit obligation [member]
Disclosure of Employee benefits [Line Items]
PBO as at January 1	462,986	462,554	447,099
Benefits paid by the plan	(38,393)	(32,940)	(26,031)
Service cost	28,084	28,968	29,604
Interest cost	41,410	40,170	34,857
Actuarial (gains) losses recognized in other comprehensive income	494	13,458	(24,827)
Past service cost - plan amendments	5,491	0	1,852
PBO as at December 31	$ 500,072	$ 462,986	$ 462,554